Label	Element	Value
Document And Entity Information Elements	ck0000890540_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 20, 2013
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 25, 2013
Prospectus Date	rr_ProspectusDate	Dec. 25, 2013